Note 7 - Inventories (Tables)	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	June 30, 2014
Lubricants	-	374
Consumable stores	-	16
Total	-	390